Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

22. Segment information

The following summarizes the Group's long-lived assets (including property and equipment, net, intangible assets, goodwill and other non-current assets) from the following geographic areas:

	As of December 31,
	2017	2018
	RMB	RMB
Mainland China	38,366	63,086
Hong Kong	1,629	37,542
Others	8,883	7,780
Total long-lived assets	48,878	108,408